S-K 1604(c) De-SPAC Dilution - Common Shares [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share		$ (0.26)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share	$ 1.60
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share		(0.26)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share	0.25
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share		$ (0.26)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share	$ 0.98